Utility Plant and Leases - Supplemental Information Related to Leases Included in Balance Sheet (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term (in years)	10 years 3 months
Finance lease, weighted average remaining lease term (in years)	2 years 1 month 17 days
Finance lease, weighted average discount rate	4.03%
Finance lease ROU assets	$ 14,264
Finance lease liabilities, current	13,769
Finance lease liabilities, noncurrent	355
Finance lease liabilities	$ 14,124
Finance lease, weighted average discount rate	6.10%
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
Operating lease ROU assets	$ 1,443
Operating lease liabilities, current	723
Operating lease liabilities, noncurrent	730
Total	$ 1,453
Operating lease, weighted average remaining lease term (in years)	2 years 10 months 17 days
Finance lease, weighted average discount rate	3.18%
Centuri
Lessee, Lease, Description [Line Items]
Operating lease ROU assets	$ 78,954
Operating lease liabilities, current	8,851
Operating lease liabilities, noncurrent	73,323
Total	82,174
Finance lease liabilities, current	13,800
Finance lease liabilities	$ 14,124